Other Non-Current Assets (Tables)	6 Months Ended
Jun. 30, 2016
Other Non-Current Assets [Abstract]
Other Non-Current Assets
	December 31, 2015	June 30, 2016
Security deposits for derivatives	$727	$-
Total	$727	$-